Fair Value Measurements (Details)		3 Months Ended		11 Months Ended	12 Months Ended
	Aug. 05, 2021 USD ($)	Mar. 31, 2023 USD ($) $ / shares	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Fair Value Measurements (Details) [Line Items]
Warrants quoted price (in Dollars per share) | $ / shares		$ 0.12		$ 0.59	$ 0.08	$ 0.59
Present value of contractual stipulated forward price (in Dollars per share) | $ / shares		$ 10			$ 10
Change in fair value of liabilities	$ 0.92					$ 0.59
Warrants or rights outstanding term	5 years
Warrants or rights outstanding measurement input	6
Warrants Liabilities [Member]
Fair Value Measurements (Details) [Line Items]
Change in fair value of liabilities		$ 808,000	$ 5,454,000	$ 6,666,000	$ 10,302,000
Forward Purchase Agreements [Member]
Fair Value Measurements (Details) [Line Items]
Change in fair value of liabilities		536,000	216,000	$ 456,000	468,000
Private Placement Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Warrants or rights outstanding term				5 years		5 years
Private Placement Warrants [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurements (Details) [Line Items]
Warrants or rights outstanding term				5 years 7 months 6 days		5 years 7 months 6 days
Fair Value, Inputs, Level 1 [Member] | Public Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Change in fair value of liabilities		500,000	3,375,000		6,375,000
Level 2 [Member] | Private Placement Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Change in fair value of liabilities		$ 308,000
Fair Value, Inputs, Level 3 [Member] | Private Placement Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Change in fair value of liabilities			$ 2,079,000		$ 3,927,000